Lease (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Lease [Abstract]
Schedule of Lease Cost	As of June 30, 2024 and December 31, 2023, the average discount rate of its existing leases is approximately 6.80% and 6.81%, respectively.
	For the Three Months Ended		For the Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Lease cost	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Operating lease cost (included in Cost of Revenue and Other Expense in the Company’s Statement of Operations)	$105,112	$105,195	$168,245	$241,745
Other information
Cash paid for amounts included in the measurement of lease liabilities	81,389	126,013	116,234	253,572
Year Ended December 31, 2023 and 2022:
Lease cost	December 31, 2023	December 31, 2022
Operating lease cost (included in Cost of Revenue and Other Expense in the Company’s Statement of Operations)	$414,370	$303,157
Other information
Cash paid for amounts included in the measurement of lease liabilities	442,252	327,091
Weighted average remaining term in years	1.45	2.22
Average discount rate – operating leases	6.81%	6.05%

Schedule of Balance Sheet Information Related to Leases	The supplemental balance sheet information related to leases for the period is as follows:
	As of June 30, 2024	As of December 31, 2023
Operating leases
Right of use asset	578,179	503,089
Lease Liability – current portion	460,311	359,459
Lease Liability – net of current portion	184,147	157,897
Total operating lease liabilities	$644,458	$517,356

The supplemental balance sheet information related to leases for the period is as follows:
	As of December 31, 2023	As of December 31, 2022
Operating leases
Right of use asset	503,089	973,147

Lease Liability – current portion	359,459	468,425
Lease Liability – net of current portion	157,897	542,709
Total operating lease liabilities	$517,356	$1,011,134

Schedule of Maturities of Lease Liabilities	Maturities of the Company’s lease liabilities are as follows:
Twelve months ended June 30,	Operating Lease
2025	$486,748
2026	105,929
2027	90,470
Less: Imputed interest/present value discount	(38,690)
Present value of lease liabilities	$644,458
Maturities of the Company’s lease liabilities are as follows:
Twelve months ended December 31,	Operating Lease
2024	$383,236
2025	160,494
Less: Imputed interest/present value discount	(26,374)
Present value of lease liabilities	$517,356